Income Taxes	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gains under this jurisdiction.

Macau

ZGCL Macau, LICCL, LMSL, and LFTL are incorporated in Macau and are subject to complementary tax (the equivalent of what is known as “income tax” in other jurisdictions) on the taxable income as reported in their statutory financial statements, adjusted in accordance with relevant Macau complementary tax regulations.

Under Macau Complementary Tax Regulations, taxpayers are classified into one of two groups as follows:

Group A taxpayers refer to the following enterprises:

1. All companies with full set of accounting records which are signed and verified by certified public accountants or accountants;

2. Public companies, partnerships limited by shares, business entities whose capital is not less than MOP 1,000,000 or the average taxable profit in the last three consecutive years exceeds MOP 1,000,000;

3. Any companies being the ultimate parent entity;

4. Those who choose to be a group A taxpayer.

ZGCL Macau and LFTL fall into group A taxpayers, effective from January 1, 2024.

Group B taxpayers refer to enterprises which do not fall into group A taxpayers.

LICCL and LMSL fall into group B taxpayers whilst ZGCL Macau and LFTL were group B taxpayers prior to January 1, 2024.

The difference between group A and B taxpayers are as follows:

1.	Under Macau Complementary Tax Regulations, group A taxpayers are permitted to carry forward losses from any financial year to offset taxable income in subsequent years, up to a maximum of three years, based on the taxpayer’s choice. However, this provision does not apply to group B taxpayers, who are not allowed to carry forward losses to offset taxable income in future years.

2.	The assessable profits of group A taxpayers are determined based on actual accounting income, after making the necessary tax adjustments. In contrast, the assessable profits of group B taxpayers are assessed on a deemed basis if the reported income falls below the internal parameters set by the Macau Finance Bureau for taxpayers in similar industries.

For the six months ended March 31, 2026, 2025 and 2024, Macau complementary tax was calculated at a statutory rate of 12%, with taxable profits below MOP 600,000 exempt from tax, regardless of whether the taxpayers were classified as group A or group B taxpayers.

PRC

Based on the tax rules currently in effect in the PRC, a 10% withholding income tax is imposed on PRC sourced income derived by non-resident enterprises without establishments in the PRC. Accordingly, the fintech services fees income generated by the Company from its PRC customer is subject to the PRC withholding tax at a rate of 10%. Furthermore, under the “Arrangement between the Mainland of China and the Macau Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income,” the 10% withholding tax paid in the PRC can be credited against the Company’s Macau complementary tax liability on the same income.

The current and deferred portions of the income tax expenses included in the unaudited condensed consolidated statements of operations and comprehensive (loss) income as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended March 31,
	2026	2025	2024

Current taxes
Macau–over-provision in prior year	$-	$(19,147)	$(24,937)
PRC	104,169	187,587	33,901
Deferred taxes	632	(1,563)	11
Income tax expenses	$104,801	$166,877	$8,975

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

14. Income Taxes (Continued)

A reconciliation of the difference between the expected income tax expense computed at Macau statutory tax rate of 12% and the Company’s reported income tax expense is shown in the following table:

	For the Six Months Ended March 31,
	2026	2025	2024

(Loss) income before income taxes	$(673,139)	$956,268	$(148,850)
Applicable income tax rate	12%	12%	12%
Income tax expense at applicable income tax rate	$(80,776)	$114,752	$(17,862)
Non-taxable income	(208)	-	-
Tax losses not expected to be utilized (1)	90,145	(650)	26,554
Tax effect of overseas withholding tax (2)	15,770	20,469	33,901
Over-provision in prior years (3)	-	(19,147)	(29,817)
Change in valuation allowance	79,870	52,584	-
Tax effect of tax allowance	-	(1,131)	(3,801)
Income tax expense	$104,801	$166,877	$8,975

(1)	Losses not expected to be utilized for the six months ended March 31, 2026 and 2025 mainly represented expenses incurred by the Company. For the six months ended March 31, 2024, these expenses were mainly incurred by the Company and ZGCL Macau. As the Company did not conduct substantive revenue-generating operations during the relevant periods, management considered that such expenses were not eligible to be carried forward to offset taxable profits in subsequent periods under the applicable tax laws. ZGCL Macau was group B taxpayer prior to January 1, 2024, and the losses before January 1, 2024 was not allowed to carry forward to offset taxable income in future years under the applicable tax laws. Accordingly, no deferred tax assets were recognized in respect of these amounts. For tax losses that are eligible for carryforward, deferred tax assets are recognized only to the extent that realization is considered more-likely-than-not. A valuation allowance is provided against deferred tax assets when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

(2)	The tax effect of overseas withholding tax results in a higher effective tax rate compared to the local statutory tax rate in Macau. This difference arises because the withholding tax is applied to the gross income, while the local statutory tax rate is applied to the net income after deducting relevant expenses.

(3)	The over-provision in prior years mainly resulted from a different tax period of a subsidiary. Losses recognized by the subsidiary subsequent to the Group’s reporting year were used to offset the profit generated by the subsidiary in its tax year, reducing the actual tax amount incurred.

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the six months ended March 31, 2026, 2025 and 2024:

	For the Six Months Ended March 31,
	2026	2025	2024

Applicable income tax rate	12.0%	12.0%	12.0%
Non-taxable income	-	-	-
Tax losses not expected to be utilized	(13.4)%	(0.1)%	(17.8)%
Tax effect on overseas withholding tax	(2.3)%	2.1%	(22.8)%
Tax effect on over-provision in prior years	-%	(2.0)%	20.0%
Tax effect on change in valuation allowance	(11.8)%	5.5%	-%
Tax effect on tax allowance	-%	(0.1)%	2.6%
Effective tax rate	(15.5)%	17.4%	(6.0)%

None of the Company’s entities are currently under examination by an income tax authority, including those in the Cayman Islands or Macau, nor have they been notified that an examination is contemplated. Under Macau complementary tax regulations, there is no time bar on statutory examinations to be carried out by the Macau tax authority, and all income tax returns of the Company’s entities in Macau remain open for the examination.

Deferred tax

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	As of
	March 31, 2026		September 30, 2025
Deferred tax assets:	$		$
Operating lease liabilities		4,731		8,789
Depreciation and amortization		513		959
Net operating loss carryforward		194,774		116,333
Less: valuation allowances		(194,774)		(116,333)
Total deferred tax assets		5,244		9,748

Deferred tax liabilities:
ROU assets		(4,446)		(8,314)
Total deferred tax liabilities		(4,446)		(8,314)

Deferred tax assets, net		$798		$1,434

Valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more-likely-than-not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. The statutory tax rates of 12%, were applied when calculating deferred tax assets.

As of March 31, 2026 and September 30, 2025, the Company had net operating loss carryforwards of $1,623,121 and $969,444, respectively, which fully arose from the subsidiary established in Macau and can be carried forward to offset taxable income in subsequent years, up to a maximum of three years, based on the Company’s choice.

Due to the successive years of tax losses recognized by the Macau subsidiary, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of $194,774 and $116,333 related to the Macau subsidiary as of March 31, 2026 and September 30, 2025, respectively. The Company had no unrecognized tax benefits as of March 31, 2026 and September 30, 2025.

Movement of the Company’s valuation allowance against deferred tax assets is as follows:

	As of
	March 31, 2026	September 30, 2025

Balance at beginning of the period/ year	$116,333	$9,236
Increase recognized in the income statement	79,870	106,950
Foreign exchange difference	(1,429)	147
Balance at end of the period/ year	$194,774	$116,333

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024